INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013
Deferred income tax assets:	$260,000	$110,000
Valuation allowance	(260,000)	(110,000)
Net total	$-	$-